Goodwill and Intangible Assets	12 Months Ended
Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
3. GOODWILL AND INTANGIBLE ASSETS
Changes to the carrying amount of goodwill for the years ended March 31, 2020 and 2019 were as follows:

	Healthcare Segment	Life Sciences Segment	Applied Sterilization Technologies Segment	Total
Balance at March 31, 2018	792,699	148,816	1,492,269	2,433,784
Goodwill acquired or allocated	(2,109)	—	5,341	3,232
Foreign currency translation adjustments	(18,396)	(1,021)	(94,671)	(114,088)
Balance at March 31, 2019	$772,194	$147,795	$1,402,939	$2,322,928
Goodwill acquired or allocated	66,586	—	7,945	74,531
Divestitures	(199)	—	—	(199)
Foreign currency translation adjustments	(11,315)	762	(30,622)	(41,175)
Balance at March 31, 2020	$827,266	$148,557	$1,380,262	$2,356,085
See Note 18, titled "Business Acquisitions and Divestitures" for additional information regarding our recent business acquisitions and divestitures.
We evaluate the recoverability of recorded goodwill amounts annually during the third fiscal quarter, or when evidence of potential impairment exists. As a result of our annual impairment review of goodwill for fiscal years 2020, 2019 and 2018, no indicators of impairment were identified.
Information regarding our intangible assets is as follows:

	2020		2019
March 31,	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Customer relationships	$614,162	$227,581	$623,774	$189,752
Non-compete agreements	4,646	4,012	4,693	3,945
Patents and technology	259,101	145,457	226,520	126,149
Trademarks and tradenames	62,543	39,942	63,570	38,850
Supplier relationships	54,800	12,787	54,800	10,047
Total	$995,252	$429,779	$973,357	$368,743
    Certain trademarks and tradenames obtained as a result of business combinations are indefinite-lived assets. The approximate carrying value of these assets at March 31, 2020 and March 31, 2019 was $14,250 and $13,000, respectively. We evaluate our indefinite-lived intangible assets annually during the third quarter, or when evidence of potential impairment exists. No impairment was recognized for fiscal year 2020. During the third quarter of fiscal 2019, management adopted a branding strategy that included phasing out the usage of a tradename associated with certain products in the Healthcare business segment. As a result, management recorded an impairment charge of $16,249, which is included within the Selling, general, and administrative line of the Consolidated Statements of Income. The remaining fair value of the asset was calculated using an income approach (the relief from royalty method). The remaining fair value was not material and will be amortized over the asset's remaining useful life. Fair value calculated using this approach is classified within Level 3 of the fair value hierarchy and requires several assumptions.
Total amortization expense for intangible assets was $74,528, $98,747, and $70,195 for the years ended March 31, 2020, 2019, and 2018, respectively. Based upon the current amount of intangible assets subject to amortization, the amortization expense for each of the five succeeding fiscal years is estimated to be as follows:

	2021	2022	2023	2024	2025
Estimated amortization expense	$71,049	$68,393	$62,808	$56,549	$54,772
The estimated annual amortization expense presented in the preceding table has been calculated based upon March 31, 2020 currency exchange rates.